Income Taxes	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Income Taxes
14.
Income Taxes
The income tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate as adjusted for discrete items arising in that quarter.
For the nine months ended September 30, 2021, and 2020, the Company’s income tax benefit was $1.5 million and $0.9 million, respectively. The effective tax rate differs from the U.S. statutory rate primarily due to effects of noncontrolling interests, redeemable noncontrolling interests, state and local income taxes and gain on fair value remeasurement of contingent consideration.
On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) was enacted and signed into law in the United States. The CARES Act includes measures to assist companies, including temporary changes to income and non-income-based tax laws. The Company did not receive a stimulus payment related to the CARES Act. The Company is still evaluating the new law but does not expect there to be a significant impact on the Company’s condensed consolidated financial statements.

17.
Income Taxes
Income tax expense is composed of the following:

	For the year ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	23	23

Total current expense	23	23
Deferred:
Federal	1,851	(1,131)
State	(1,791)	2,293

Total deferred expense	$60	$1,162

Income tax expense	$83	$1,185

The following table presents a reconciliation of the income tax benefit computed at the U.S. federal statutory rate and the Company’s income tax expense / (benefit) (in thousands):

	For the year ended December 31,
	2020	2019
Income tax benefit—computed as 21% of pretax loss	$(379)	$(1,549)
Effect of noncontrolling interests and redeemable noncontrolling interests	1,823	880
State tax, net of federal benefit	(1,736)	1,830
State valuation allowance	339	—
Effect of tax credits	(153)	(131)
Other	189	155

Income tax expense	$83	$1,185

Effective income tax rate	(4.6%)	(16.1%)
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2020 and 2019, the Company’s deferred tax assets and liabilities are comprised of the following:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$20,000	$10,842
Intangible liabilities	1,206	1,265
Deferred financing costs	277	16
Tax credits	810	656
Deferred site lease	73	18
Asset retirement obligation	1,154	197
Stock-based compensation	50	32
Sec. 163(j) interest limitation	7,947	8,465

Total deferred tax assets	$31,517	$21,491
Valuation allowance	(339)	—

Net deferred tax assets	$31,178	$21,491
Deferred tax liabilities:
Property, plant and equipment	$(18,537)	$(12,024)
Intangible assets	(1,089)	(972)
Investments in partnerships	(22,553)	(19,108)

Total deferred tax liabilities	(42,179)	(32,104)

Net deferred tax liability	$(11,001)	$(10,613)

As of December 31, 2020 and 2019, the Company had US federal net operating loss carryforwards of $80.3 million and $45.0 million, respectively, available to offset future federal taxable income which will begin to expire in 2034. The Company has federal net operating loss carryforwards of $43.3 million, which can be carried forward indefinitely. As of December 31, 2020 and 2019, the Company had state net operating loss $48.6 million and $21.7 million, respectively, which will begin to expire in 2021, if not utilized. Deferred tax assets associated with state net operating losses that are more likely than not to expire unutilized have been fully offset by a valuation allowance of $0.3 million.
As of December 31, 2020 and 2019, the Company had, under IRC Sec. 163(j), a gross interest expense limitation carryforward of $31.0 million and $29.8 million, respectively with an indefinite carryforward period.
The Company applies the applicable authoritative guidance which prescribes a comprehensive model for a manner in which a company should recognize, measure, present and disclose in its financial statements all material uncertain tax positions that the Company has taken or expects to take on a tax return. As of December 31, 2020, the Company has no uncertain tax positions. No amounts of interest and penalties were recognized in the Company’s financial statements and the Company’s policy is to present interest and penalties as a component of income tax expense.
On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) was enacted and signed into law in the United States. The CARES Act includes measures to assist companies, including temporary changes to income and non-income-based tax laws. The Company did not receive a stimulus payment related to the CARES Act. The Company is still evaluating the new law but does not expect there to be a significant impact on the Company’s condensed consolidated financial statements.
The Company files federal income tax returns and state income tax multiple jurisdictions. The statute of limitation remains open for 2014.

CBRE Acquisition Holdings Inc [Member]
Income Taxes
NOTE 10—INCOME TAXES
The Company’s financial statements include total net loss before taxes of approximately $(2,500,565) for the year ended December 31, 2020. The income tax provision consists of the following:

December 31, 2020
Federal	—
Current	—
Deferred	—
State and local	—
Current	—
Deferred	—
Income tax provision (benefit)	—
The reconciliation of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate is as follows:

	December 31, 2020
	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	(525,119)	21%
Non-deductible Redeemable Warrants	463,013	-19%
Change in valuation allowance	62,106	-2%
Total income tax provision/(benefit)	—	0%
The components of deferred tax assets and liabilities as of December 31, 2020 are as follows
:

December 31, 2020
Asset (liability)
Net o perating l osses	5,294
Capitalized c osts	56,812

Deferred taxes before valuation allowance	62,106
Valuation allowance	(62,106)

Net deferred tax assets/(liabilities), net of allowance	—

As of December 31, 2020, the Company has concluded that it is more likely than not that the Company will not realize the benefit of its deferred tax assets associated with net operating losses and capitalized start-up costs. Start-up costs cannot be amortized until the Company starts business operations. Therefore, a full valuation allowance has been established, as future events such as business combinations cannot be considered when assessing the realizability of deferred tax assets. Accordingly, the net deferred tax assets have been fully reserved.
The Company utilizes a
two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates there is more than a 50% likelihood that the position will be sustained upon examination, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. As of December 31, 2020, the Company does no
t have any uncertain tax positions.
The Company’s continuing practice is to recognize potential accrued interest and/or penalties related to income tax matters within income tax expense. For the period from October 13, 2020 (inception) to December 31, 2020, the Company did not accrue any interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

NOTE 10—INCOME TAXES
The Company’s provision for income taxes for the
three and nine
months ended
September
 30, 2021 was
$0.0
million. The Company’s effective tax rate for the
three and nine
months ended
September
 30, 2021 was
0
% as the Company continues to record full valuation allowance for all of its deferred tax assets.
As of September 30, 2021 and December 31, 2020, the Company has concluded that it is more likely than not that the Company will not realize the benefit of its deferred tax assets associated with net operating losses and capitalized start-up costs. Start-up costs cannot be amortized until the Company starts business operations. Therefore, a full valuation allowance has been established, as future events such as business combinations cannot be considered when assessing the realizability of deferred tax assets. Accordingly, the net deferred tax assets have been fully reserved.
As of
September
 30, 2021
 and December 31, 2020, the Company has not
recorded any tax liability for uncertain tax positions. The Company’s continuing practice is to recognize potential accrued interest and/or penalties related to income tax matters within income tax expense. During the three and nine
months ended
September
 30, 2021, the Company did not accrue any interest and penalties.